Annual Total Returns [BarChart] - Western Asset California Municipals Fund - Class A	Jun. 30, 2021
Bar Chart Table:
Annual Return 2011	12.22%
Annual Return 2012	9.26%
Annual Return 2013	(3.89%)
Annual Return 2014	9.84%
Annual Return 2015	2.85%
Annual Return 2016	(0.08%)
Annual Return 2017	4.91%
Annual Return 2018	0.41%
Annual Return 2019	7.67%
Annual Return 2020	3.75%